CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 1,341	$ 1,058
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Recovery of loan losses	(27)	(270)
Depreciation and amortization of bank premises, equipment and software	361	385
Accretion of loan fair value adjustments related to acquisition	(9)	(10)
Net amortization of bond premiums/discounts	128	28
Gain on the sale of investment securities	(55)
Amortization of core deposit intangible	56	68
Stock compensation expense	60	147
Increase in value of life insurance contracts	(53)	(50)
Net losses and impairment write-downs on foreclosed assets	427	435
Deferred tax provision	843	1,144
Increase in other assets	(11)	(91)
Decrease (increase) in accrued interest receivable	41	(125)
Increase (decrease) in accrued interest payable	229	(37)
Decrease in other liabilities	(77)	(538)
Net cash and cash equivalents provided by operating activities	3,254	2,144
Cash flows from investing activities
Net increase in loans	(17,032)	(48,673)
Decrease in certificate of deposits with banks		1,498
Proceeds from sale of foreclosed assets	1,165	576
Net (purchases) disposal proceeds of bank premises, equipment and software	(1,039)	113
Purchase of available-for-sale securities	(22,460)
Proceeds from maturities, calls and pay-downs of available for sale securities	17,406	1,747
Proceeds from the sale of available for sale securities	802
Repurchase (purchase) of Federal Home Loan Bank stock	(126)	413
Net cash and cash equivalents used in investing activities	(21,284)	(44,326)
Cash flows from financing activities
Increase in deposits	33,872	47,618
Increase (decrease) in Federal Home Loan Bank advances	1,100	(9,000)
Payment of capital lease obligation	(57)	(47)
Increase (decrease) in federal funds purchased	(2,355)	2,355
Issuance of subordinated debt	9,605
Dividends paid on preferred stock	(222)	(234)
Redemption of preferred stock	(2,580)
Net proceeds from issuance of common stock	3	20
Net cash and cash equivalents provided by financing activities	39,366	40,712
Net increase (decrease) in cash and cash equivalents	21,336	(1,470)
Cash and cash equivalents, beginning	4,813	6,283
Cash and cash equivalents, ending	26,149	4,813
Supplemental disclosure of cash flow information
Cash paid during the period for taxes	16	1,238
Cash paid during the period for interest	2,644	2,348
Noncash financing and investing activities
Unrealized gain (loss) on investment securities available-for-sale, net	2	(334)
Transfer of loans to foreclosed assets	$ 609	$ 957